Shareholder Report, Holdings (Details) - C000167184	Oct. 31, 2024
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	50.40%